Warrants (Details) - $ / shares	Dec. 31, 2020	Oct. 31, 2020
December 2020 Warrants
Class of Warrant or Right [Line Items]
Warrants exercised, number of shares (in shares)	470,000
December 2020 Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 0.21
October 2020 Warrants | Series A Preferred Stock
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)		$ 2.15